Leases (Details) - Schedule of company's total lease costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost:
Fixed payments	$ 937	$ 653
Short-term lease cost	72	48
Total operating lease cost	$ 1,009	$ 701